Pay vs Performance Disclosure - USD ($)	12 Months Ended					24 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2024	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

	Summary Compensation Table Total for CEO(1)	Summary Compensation Table Total for CEO(2)	Compensation Actually Paid to CEO(3)	Compensation Actually Paid to CEO(4)	Average Summary Compensation Table Total for Non-CEO NEOs(5)	Average Compensation Actually Paid to Non-CEO NEOs(6)	Value of Initial Fixed $100 Investment Return on:
Year							CWK TSR(7)	Peer Group TSR(8)	Net Income (Loss)	Compensation EBITDA(9)
(a)	(b)(i)	(b)(ii)	(c)(i)	(c)(ii)	(d)	(e)	(f)	(g)	(h)	(i)
2024	$9,682,351		$12,644,306		$4,936,365	$4,879,543	$64	$163	$131,300,000	$ 591,000,000
2023	$4,668,810	$5,326,223	$3,809,627	$3,785,709	$3,686,033	$2,842,435	$53	$128	$(35,400,000)	$581,300,000
2022	$8,587,627		$1,753,622		$5,909,537	$1,579,668	$61	$103	$196,400,000	$963,000,000
2021	$19,990,492		$30,999,620		$4,632,973	$6,962,418	$109	$167	$250,000,000	$877,000,000
2020	$9,056,207		$469,965		$2,429,455	$771,103	$73	$94	$(220,500,000)	$450,000,000

(1)The dollar amounts reported in column (b)(i) are the amounts of total compensation reported in the Summary Compensation Table for Ms. MacKay in 2024 and 2023, John Forrester in 2022, and Mr. White in 2021 and 2020, respectively.
(2)We had two CEOs in fiscal year 2023. Mr. Forrester served as our CEO from January 1, 2023 to June 30, 2023, and Ms. MacKay served as our CEO from July 1, 2023 to December 31, 2023. The dollar amount reported in column (b)(ii) is the amount of total compensation reported in the Summary Compensation Table for Mr. Forrester in 2023.
(3)The dollar amounts reported in column (c)(i) represent the amount of “compensation actually paid” to (a) Ms. MacKay in 2024 and 2023, (b) Mr. Forrester in 2022, and (c) Mr. White in 2021 and 2020. All such amounts were computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to such individuals during the applicable year. The table below shows adjustments which were made to Ms. MacKay’s total compensation in 2024 to determine the “compensation actually paid.” For such adjustments, equity values were calculated in accordance with Topic 718.

2024 (MacKay)
SCT Total Compensation	$9,682,351
Less: Stock Award Values Reported in SCT for the Covered Year	$(6,151,551)
Plus: Year End Fair Value of Stock Awards Granted in the Covered Year	$8,614,001
Change in Fair Value of Outstanding Unvested Stock Awards from Prior Years	$721,560
Fair Value of Stock Awards Granted and Vested in the Covered Year	$—
Change in Fair Value of Stock Awards from Prior Years that Vested in the Covered Year	$(222,055)
Less: Fair Value of Stock Awards Forfeited during the Covered Year	$—
Compensation Actually Paid	$12,644,306

(4)We had two CEOs in fiscal year 2023. The dollar amount reported in column (c)(ii) represents the amount of “compensation actually paid” to Mr. Forrester in 2023.
(5)The dollar amounts reported in this column represent the average of the amounts reported for the Company’s Named Executive Officers as a group (excluding our CEOs in each year) in the “Total” column of the Summary Compensation Table in each year. The names of each of the Named Executive Officers (excluding our CEOs in each year) included for purposes of calculating the average amounts in each year are as follows: (i) for 2024, Mr. Johnston, Mr. McDonald, Mr. Robinson, Ms. Perkins and Mr. White, (ii) for 2023, Mr. Johnston, Mr. White, Mr. McDonald and Ms. Perkins; (iii) for 2022, Mr. Johnston, Mr. White, Ms. MacKay and Mr. McDonald; (iv) for 2021, Duncan Palmer, Mr. Johnston, Mr. Forrester, Ms. MacKay and Mr. Robinson; and (v) for 2020, Mr. Palmer, Mr. Forrester, Ms. MacKay and Brett Soloway.

(6)The dollar amounts reported in this column represent the average amount of “compensation actually paid” to the Named Executive Officers as a group (excluding our CEOs in each year), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the Named Executive Officers as a group (excluding our CEOs in each year) during the applicable year. The table below shows adjustments which were made to average total compensation for the Named Executive Officers as a group (excluding our CEO in each year) in 2024 to determine the “compensation actually paid.” For such adjustments, equity values were calculated in accordance with Topic 718.

Non-CEO NEO Average
2024
SCT Total Compensation	$4,936,365
Less: Stock Award Values Reported in SCT for the Covered Year	$(3,520,602)
Plus: Year End Fair Value of Stock Awards Granted in the Covered Year	$4,905,202
Change in Fair Value of Outstanding Unvested Stock Awards from Prior Years	$262,733
Fair Value of Stock Awards Granted and Vested in the Covered Year	$—
Change in Fair Value of Stock Awards from Prior Years that Vested in the Covered Year	$(105,512)
Less: Fair Value of Stock Awards Forfeited during the Covered Year	$(1,598,643)
Compensation Actually Paid	$4,879,543

(7)Cumulative TSR is calculated by dividing the difference between the Company’s share price at the end and the beginning of the measurement period (including reinvestment of dividends) by the Company’s share price at the beginning of the measurement period.
(8)Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is comprised of four global commercial real estate services companies publicly traded in the United States: Jones Lang LaSalle Incorporated (NYSE: JLL), CBRE Group, Inc. (NYSE: CBRE), Colliers International Group Inc. (NASDAQ: CIGI) and Newmark Group Inc. (NASDAQ: NMRK). This is the same peer group as reported in the Company’s Form 10-K for 2024. The Company updated its peer group in 2024. The previous peer group (the “Prior Peer Group”) excluded Newmark Group Inc., which was added in 2024 as a result of its increase in size and expansion of services offered in recent years. The TSR for the Prior Peer Group for each respective year reported in the table above is as follows: $166 for 2024, $130 for 2023, $116 for 2022, $173 for 2021 and $99 for 2020.
(9)Adjusted EBITDA is defined as net income (loss) plus depreciation and amortization, interest expense, net of interest income, and provision for income taxes, and adjusted for unrealized loss on investments (net), integration and other cost related to merger, acquisition related costs and efficiency initiatives, cost savings initiatives, CEO transition costs, servicing liability fees and amortization, certain legal and compliance matters, gains from insurance proceeds and other non-recurring items. Compensation EBITDA is defined as Adjusted EBITDA further adjusted for (a) currency rate fluctuations and (b) certain other one-time items outside of our control. While the Company uses numerous financial and non-financial measures for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined that Compensation EBITDA represents the most important measure used by the Company to link “compensation actually paid” to our Named Executive Officers to Company performance for the most recently completed year.

Company Selected Measure Name	Compensation EBITDA
Changed Peer Group, Footnote	Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is comprised of four global commercial real estate services companies publicly traded in the United States: Jones Lang LaSalle Incorporated (NYSE: JLL), CBRE Group, Inc. (NYSE: CBRE), Colliers International Group Inc. (NASDAQ: CIGI) and Newmark Group Inc. (NASDAQ: NMRK). This is the same peer group as reported in the Company’s Form 10-K for 2024. The Company updated its peer group in 2024. The previous peer group (the “Prior Peer Group”) excluded Newmark Group Inc., which was added in 2024 as a result of its increase in size and expansion of services offered in recent years. The TSR for the Prior Peer Group for each respective year reported in the table above is as follows: $166 for 2024, $130 for 2023, $116 for 2022, $173 for 2021 and $99 for 2020.
PEO Total Compensation Amount	$ 9,682,351
PEO Actually Paid Compensation Amount	$ 12,644,306
Adjustment To PEO Compensation, Footnote	The dollar amounts reported in column (b)(i) are the amounts of total compensation reported in the Summary Compensation Table for Ms. MacKay in 2024 and 2023, John Forrester in 2022, and Mr. White in 2021 and 2020, respectively. We had two CEOs in fiscal year 2023. Mr. Forrester served as our CEO from January 1, 2023 to June 30, 2023, and Ms. MacKay served as our CEO from July 1, 2023 to December 31, 2023. The dollar amount reported in column (b)(ii) is the amount of total compensation reported in the Summary Compensation Table for Mr. Forrester in 2023.The dollar amounts reported in column (c)(i) represent the amount of “compensation actually paid” to (a) Ms. MacKay in 2024 and 2023, (b) Mr. Forrester in 2022, and (c) Mr. White in 2021 and 2020. All such amounts were computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to such individuals during the applicable year. The table below shows adjustments which were made to Ms. MacKay’s total compensation in 2024 to determine the “compensation actually paid.” For such adjustments, equity values were calculated in accordance with Topic 718.We had two CEOs in fiscal year 2023. The dollar amount reported in column (c)(ii) represents the amount of “compensation actually paid” to Mr. Forrester in 2023.
Non-PEO NEO Average Total Compensation Amount	$ 4,936,365	$ 3,686,033	$ 5,909,537	$ 4,632,973	$ 2,429,455
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,879,543	2,842,435	1,579,668	6,962,418	771,103
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amounts reported in this column represent the average of the amounts reported for the Company’s Named Executive Officers as a group (excluding our CEOs in each year) in the “Total” column of the Summary Compensation Table in each year. The names of each of the Named Executive Officers (excluding our CEOs in each year) included for purposes of calculating the average amounts in each year are as follows: (i) for 2024, Mr. Johnston, Mr. McDonald, Mr. Robinson, Ms. Perkins and Mr. White, (ii) for 2023, Mr. Johnston, Mr. White, Mr. McDonald and Ms. Perkins; (iii) for 2022, Mr. Johnston, Mr. White, Ms. MacKay and Mr. McDonald; (iv) for 2021, Duncan Palmer, Mr. Johnston, Mr. Forrester, Ms. MacKay and Mr. Robinson; and (v) for 2020, Mr. Palmer, Mr. Forrester, Ms. MacKay and Brett Soloway.The dollar amounts reported in this column represent the average amount of “compensation actually paid” to the Named Executive Officers as a group (excluding our CEOs in each year), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the Named Executive Officers as a group (excluding our CEOs in each year) during the applicable year. The table below shows adjustments which were made to average total compensation for the Named Executive Officers as a group (excluding our CEO in each year) in 2024 to determine the “compensation actually paid.” For such adjustments, equity values were calculated in accordance with Topic 718.
Compensation Actually Paid vs. Total Shareholder Return	COMPENSATION ACTUALLY PAID AND TSRs

CEO (Year-End)	Average for Non-CEO NEOs	Company TSR	Peer Group TSR

Compensation Actually Paid vs. Net Income	COMPENSATION ACTUALLY PAID AND NET INCOME (LOSS)

CEO (Year-End)	Average for Non-CEO NEOs	Net Income (Loss)

Compensation Actually Paid vs. Company Selected Measure	COMPENSATION ACTUALLY PAID AND COMPENSATION EBITDA

CEO (Year-End)	Average for Non-CEO NEOs	Compensation EBITDA

Total Shareholder Return Vs Peer Group	COMPENSATION ACTUALLY PAID AND TSRs

CEO (Year-End)	Average for Non-CEO NEOs	Company TSR	Peer Group TSR

Tabular List, Table

Most Important Performance Measures
Compensation EBITDA
Strategic Cash Generation
Strategic Cost Efficiency

Total Shareholder Return Amount	$ 64	53	61	109	73
Peer Group Total Shareholder Return Amount	163	128	103	167	94
Net Income (Loss)	$ 131,300,000	$ (35,400,000)	$ 196,400,000	$ 250,000,000	$ (220,500,000)
Company Selected Measure Amount	591,000,000	581,300,000	963,000,000	877,000,000	450,000,000
PEO Name			John Forrester			Ms.MacKay	Mr. White
Additional 402(v) Disclosure	Cumulative TSR is calculated by dividing the difference between the Company’s share price at the end and the beginning of the measurement period (including reinvestment of dividends) by the Company’s share price at the beginning of the measurement period.
Measure:: 1
Pay vs Performance Disclosure
Name	Compensation EBITDA
Non-GAAP Measure Description	Adjusted EBITDA is defined as net income (loss) plus depreciation and amortization, interest expense, net of interest income, and provision for income taxes, and adjusted for unrealized loss on investments (net), integration and other cost related to merger, acquisition related costs and efficiency initiatives, cost savings initiatives, CEO transition costs, servicing liability fees and amortization, certain legal and compliance matters, gains from insurance proceeds and other non-recurring items. Compensation EBITDA is defined as Adjusted EBITDA further adjusted for (a) currency rate fluctuations and (b) certain other one-time items outside of our control. While the Company uses numerous financial and non-financial measures for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined that Compensation EBITDA represents the most important measure used by the Company to link “compensation actually paid” to our Named Executive Officers to Company performance for the most recently completed year.
Measure:: 2
Pay vs Performance Disclosure
Name	Strategic Cash Generation
Measure:: 3
Pay vs Performance Disclosure
Name	Strategic Cost Efficiency
Ms. MacKay [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 9,682,351	$ 4,668,810
PEO Actually Paid Compensation Amount	12,644,306	3,809,627
Mr. Forrester [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		5,326,223	$ 8,587,627
PEO Actually Paid Compensation Amount		$ 3,785,709	$ 1,753,622
Mr. White [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				$ 19,990,492	$ 9,056,207
PEO Actually Paid Compensation Amount				$ 30,999,620	$ 469,965
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,151,551)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,614,001
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	721,560
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(222,055)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,520,602)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,905,202
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	262,733
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(105,512)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,598,643)